LEASES - Lessor - Net investment in direct financing and sales-type leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Lessor, Lease, Description [Line Items]
Interest income from direct financing and sales-type leases	¥ 2,319	$ 327	¥ 5,389	¥ 45,644
Net investment in direct financing and sales-type leases
Total minimum lease payments receivable	67,522		136,188		$ 9,509
Minimum lease payments receivable	67,522		136,188		9,509
Less: Allowance for credit losses	(14,937)		(42,313)		(2,104)
Net minimum lease payments receivable	52,585		93,875		7,405
Less: Unearned income	(4,346)		(10,620)		(611)
Net investment in direct financing and sales-type leases	48,239		83,255		6,794
Current portion	47,925		43,067		6,750
Non-current portion	¥ 314		¥ 40,188		$ 44
Minimum
Lessor, Lease, Description [Line Items]
Direct financing lease term of contract	2 years				2 years
Sales-type lease term of contract	2 years				2 years
Maximum
Lessor, Lease, Description [Line Items]
Direct financing lease term of contract	10 years				10 years
Sales-type lease term of contract	10 years				10 years